OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA
18.	OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA

We operate in one reportable segment, electrical distribution equipment based on aggregation criteria:
(1)  We manufacture and sell power control and distribution equipment, including cast resin transformers, substation, reactors, and switchgears.  While each type of product has a different function, all are used to control and to distribute electric power. (2) While the manufacturing techniques and equipment may vary among product types, we apply the similar production process, quality, and cost monitoring and control systems throughout our manufacturing facilities. (3) Our customer base is not differentiated by the type of products.   Our customers base comprise of resellers or end users of power control and distribution equipment, including OEMs, utilities, municipal governments, industrial companies, and commercial and residential developers.  Customers often procure one or more types of products we offer depending on their requirements. (4) Presently, we use the same sales team and similar distribution channels for all of our products, because the customer base for our products are the same.

Thus, we report one operating segment based on aggregation criteria. We sell our products in the People’s Republic of China, the United States, and Europe.

Geographic area data

	Year ended December 31,
	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
Revenues from external customers:
United States	17,216	108,347	125,221	48,183
Europe	9,520	59,910	44,768	28,607
PRC	183,801	1,156,695	1,244,300	890,284
	210,537	1,324,952	1,414,289	967,074
Property, Plant, and Equipment by area:
United States	2,401	15,092	15,920	17,342
PRC	38,960	244,880	217,857	195,497
	41,361	259,972	233,777	212,839
Net Assets
United States	6,855	43,089	34,529	22,354
PRC	186,004	1,169,100	1,105,260	980,940
	192,859	1,212,189	1,139,789	1,003,294